ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Summary of Fiduciary Property Breakdown (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2025 ARS ($)
Disclosure of trust activities [line items]
Balances	$ 23,437,619
Exxon Mobil
Disclosure of trust activities [line items]
Contract date	Nov. 23, 2011
Trustor	Exxon Mobil
Maturity	Apr. 19, 2027
Coop. de Trab. Portuarios
Disclosure of trust activities [line items]
Contract date	Sep. 12, 2014
Trustor	Coop. de Trab. Portuarios
Maturity	Sep. 12, 2026
Trust | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of trust activities [line items]
Balances	$ 367,482
Trust | Banco de Galicia y Buenos Aires S.A.U. | Exxon Mobil
Disclosure of trust activities [line items]
Balances	359,352
Trust | Banco de Galicia y Buenos Aires S.A.U. | Coop. de Trab. Portuarios
Disclosure of trust activities [line items]
Balances	$ 8,130